Employees and directors, Additional Share Grants (Details) $ in Millions	12 Months Ended				18 Months Ended
	Oct. 31, 2020 USD ($) shares	Oct. 31, 2020 £ / shares	Oct. 31, 2019 USD ($) shares	Oct. 31, 2019 £ / shares	Oct. 31, 2018 USD ($) shares	Oct. 31, 2020 shares £ / shares	Oct. 31, 2019 shares £ / shares	Oct. 31, 2018 shares £ / shares
Number of Awards [Abstract]
Exercised (in shares)	(18,856,680)		(14,533,973)		(18,156,060)
Outstanding at ending period (in shares)	2,255,000
Share based payment, range of exercise price [Abstract]
Number of options (in shares)	2,255,000					2,255,000
Additional share grants [Abstract]
Share based compensation charge | $	$ 17.0		$ 68.8		$ 64.3
Additional Share Grants [Member]
Number of Awards [Abstract]
Outstanding at beginning period (in shares)	3,676,000		10,489,000
Granted (in shares)	0		458,000
Exercised (in shares)	(15,000)		(2,601,000)
Surrendered (in shares)	(2,385,000)		0
Lapsed (in shares)	(830,000)		(4,670,000)
Outstanding at ending period (in shares)	446,000		3,676,000		10,489,000
Exercisable at ending period (in shares)						446,000	461,000
Weighted Average Exercise Price [Abstract]
Outstanding at beginning period (in pounds per share) | £ / shares		£ 0		£ 0
Granted (in pounds per share) | £ / shares		0		0
Exercised (in pounds per share) | £ / shares		0		0
Surrendered (in pounds per share) | £ / shares		0		0
Lapsed (in pounds per share) | £ / shares		0		0
Outstanding at period end (in pounds per share) | £ / shares		0		0
Exercisable at ending period (in pounds per share) | £ / shares		0		0
Share based payment, range of exercise price [Abstract]
Weighted average exercise price (in pounds per share) | £ / shares		0		0		£ 0	£ 0	£ 0
Number of options (in shares)	446,000		3,676,000		10,489,000	446,000	3,676,000	10,489,000
Weighted average remaining contractual life (in years)	4 years 1 month 6 days		7 years 3 months 18 days
Additional Share Grants [Member] | The Attachmate Group, Inc. [Member]
Number of Awards [Abstract]
Outstanding at beginning period (in shares)	461,000		3,062,000
Granted (in shares)	0		0
Exercised (in shares)	(15,000)		(2,601,000)
Surrendered (in shares)	0		0
Lapsed (in shares)	0		0
Outstanding at ending period (in shares)	446,000		461,000		3,062,000
Exercisable at ending period (in shares)						446,000	461,000
Share based payment, range of exercise price [Abstract]
Number of options (in shares)	446,000		3,062,000		3,062,000	446,000	461,000	3,062,000
Additional share grants [Abstract]
Number of options vested (in shares)	445,917		460,917
Additional Share Grants [Member] | HPE Software Business [Member]
Number of Awards [Abstract]
Outstanding at beginning period (in shares)	3,215,000		7,427,000
Granted (in shares)	0		458,000
Exercised (in shares)	0		0
Surrendered (in shares)	(2,385,000)		0
Lapsed (in shares)	(830,000)		(4,670,000)
Outstanding at ending period (in shares)	0		3,215,000		7,427,000
Exercisable at ending period (in shares)						0	0
Share based payment, range of exercise price [Abstract]
Number of options (in shares)	0		3,215,000		7,427,000	0	3,215,000	7,427,000
Additional share grants [Abstract]
Share based compensation charge | $	$ 3.9		$ 30.6
Defined benefit plan, amount charged to consolidated statement of comprehensive income of national insurance | $	$ 0.0		$ 1.7
Additional Share Grants [Member] | Range One [Member]
Number of Awards [Abstract]
Outstanding at beginning period (in shares)	3,676,000
Outstanding at ending period (in shares)	446,000		3,676,000
Weighted Average Exercise Price [Abstract]
Outstanding at beginning period (in pounds per share) | £ / shares		0
Outstanding at period end (in pounds per share) | £ / shares		0		0
Share based payment, range of exercise price [Abstract]
Range of exercise price (in dollars per share) | £ / shares						£ 0.00
Weighted average exercise price (in pounds per share) | £ / shares		£ 0		£ 0		£ 0	£ 0
Number of options (in shares)	446,000		3,676,000			446,000	3,676,000
Weighted average remaining contractual life (in years)	4 years 1 month 6 days		7 years 3 months 18 days